Post-Employment Benefits - Summary of Present Value of the Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	kr 86,598	kr 85,535
Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	82,783	81,900
Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	3,815	3,635
Sweden [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	49,423	50,043
Sweden [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	49,423	50,043
Sweden [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	0	0
US [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	5,340	5,073
US [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	4,823	4,560
US [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	517	513
United Kingdom [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	10,473	10,595
United Kingdom [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	10,473	10,595
United Kingdom [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	0	0
Other Countries [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	21,362	19,824
Other Countries [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	18,064	16,702
Other Countries [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	kr 3,298	kr 3,122